Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
Loss per share
Schedule of loss per share

	Year Ended December 31,
(in thousands of $)	2022	2021	2020
Loss for the year	$(709,594)	$(408,265)	$(608,455)
Weighted average number of shares outstanding	54,381,371	51,075,827	45,410,442
Basic and diluted loss per share (in $)	$(13.05)	$(7.99)	$(13.40)